Trade and Other Receivables and Prepayments (Tables)	12 Months Ended
Feb. 29, 2024
Trade and Other Receivables and Prepayments [Abstract]
Schedule of Detailed Information About Trade and Other Receivables and Prepayments
	As of February 29/28
Figures in Rand thousands	2024	2023

Trade receivables	554,107	485,740
Expected credit loss provision	(165,240)	(149,541)
	388,867	336,199
Other receivables
Deposits	500,646	11,811
Sundry debtors	24,656	24,739
Finance lease receivables	17,326	21,403
Subtotal	931,495	394,152

Prepayments	55,778	32,387
Other taxes	16,956	7,367
Total trade and other receivables and prepayments	1,004,229	433,906

Non-current	18,831	24,715
Current	985,398	409,191
	1,004,229	433,906

Schedule of Maturity Analysis of the Undiscounted Lease Payments to be Received	During the year ended February 28, 2023, the Group entered into a finance leasing arrangement as a lessor for a machinery to a third party. The average term of finance leases entered into is five years. The following table shows the maturity analysis of the undiscounted lease payments to be received:
	As of February 29/28
Figures in Rand thousands	2024	2023

Maturities analysis
– within one year	4,438	4,078
– within two to four years	12,888	14,525
– over four years	-	2,800
Present value of lease payments	17,326	21,403

Non-current asset	12,888	17,325
Current asset	4,438	4,078
	17,326	21,403

Schedule of Reconciliation of the Expected Credit Loss Provision Recognized with Regard to Trade and Other Receivables	Reconciliation of the expected credit loss provision recognized with regard to trade and other receivables
	As of February 29/28
Figures in Rand thousands	2024	2023

At March 1	(149,541)	(161,683)
Allowance for expected credit losses, net	(109,422)	(87,541)
Amounts utilized	90,538	105,921
Translation adjustments	3,185	(6,238)
At February 29/28	(165,240)	(149,541)